11. SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Notes
11. SHARE CAPITAL

11.SHARE CAPITAL

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

Pursuant to the Share Consolidation, the Company consolidated its outstanding common shares on the basis of two pre-consolidated common shares for one post-consolidated common share (Note 1). All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to the Share Consolidation.

Issued share capital

The number of shares issued and fully paid as at December 31, 2025 is 66,797,608 (December 31, 2024 - 54,641,514).

During the year ended December 31, 2025, the Company also had the following share capital transactions:

•On September 16, 2025, the Company closed a brokered private placement and issued 12,122,002 common shares at a price of $3.30 per share for gross proceeds of $40,002,600. Share issuance costs of $2,605,419 were incurred in connection with the offering. Pursuant to this private placement, the Company issued 681,843 warrants to certain finders. Each warrant entitles the holder to purchase one common share of the Company at a price of $3.30 per warrant and will expire on September 16, 2027. The Company attributed a fair value of $877,484 to the warrants which was determined using the Black-Scholes option pricing model (“BSM”).

•The Company issued 34,092 common shares pursuant to the exercise of 34,092 warrants with a weighted average exercise price of $3.30 for gross proceeds of $112,504. The fair value of the warrants was determined to be $43,874 at initial recognition, resulting in $43,874 being transferred to share capital from reserves.

During the year ended December 31, 2024, the Company had the following share capital transactions:

•The Company issued an aggregate of 2,815,450 common shares pursuant to the exercise of stock options with a weighted average exercise price of $1.42 generating gross proceeds of $3,991,676. In connection with the exercises, the Company transferred $3,244,018 from share-based payments reserve to share capital.

•On October 17, 2024, the Company closed a private placement consisting of the issue of 1,670,000 common shares at a price of $3.60 per share for a total consideration of $6,012,000. Share issuance costs of $135,539 were incurred in connection with the offering.

Stock options

The Company has an omnibus equity incentive plan (“the Plan”) under which non-transferable options, deferred share units, and restricted share units may be granted to directors, officers, employees or service providers of the Company. Under the plan, the maximum number of shares which may be reserved for issuance is 10% of the number of issued and outstanding common shares. The Board of Directors has the authority and discretion to grant stock options as identified in the Plan, which includes provisions limiting the issuance of options to qualified persons and employees of the Company to maximums identified in the Plan and the vesting terms.

During the year ended December 31, 2025, the Company had the following stock option transactions:

•On January 28, 2025, the Company granted 87,500 options to an officer of the Company with each option exercisable into common shares at an exercise price of $3.40 per share. The options are exercisable for a five-year term expiring on January 28, 2030. Of the stock options granted, 29,167 of the options vested immediately, 29,167 will vest on January 28, 2026, and 29,166 will vest on January 28, 2027. The fair value of the options was determined to be $217,623 using the BSM.

•On February 13, 2025, the Company granted 175,000 options to an officer of the Company with each option exercisable into common shares at an exercise price of $3.70 per share. The options are exercisable for a five-year term expiring on February 13, 2030. Of the stock options granted, 58,333 will vest on March 1, 2026, and the remaining 116,667 will vest on a monthly basis thereafter until March 1, 2028. The fair value of the options was determined to be $466,630 using the BSM.

•On November 20, 2025, the Company granted 300,000 options to an officer and consultants of the Company with each option exercisable into common shares at an exercise price of $4.34 per share. The options are exercisable for a five-year term expiring on November 20, 2030. The fair value of the options was determined to be $896,871 using the BSM.

During the year ended December 31, 2024, the Company had the following stock option transactions:

•On April 17, 2024, the Company granted 50,000 stock options to an officer of the Company with an exercise price of $5.08. Of the stock options granted, 50% vested immediately and 50% will vest on April 17, 2025. The options are exercisable for a five-year term expiring on April 17, 2029. The fair value of the options was determined to be $181,172 using the BSM.

•On June 20, 2024, the Company granted 50,000 stock options to two directors of the Company with an exercise price of $3.80. The options are exercisable for a five-year term expiring on June 20, 2029. Of the stock options granted, 16,666 will vest on June 20, 2025, 16,667 will vest on June 20, 2026 and 16,667 will vest on June 20, 2027. The fair value of the options was determined to be $144,455 using the BSM.

•On October 28, 2024, the Company granted 150,000 stock options to an officer of the Company with an exercise price of $4.06. Of the stock options granted, 50,000 vested immediately and 50,000 each will vest on October 28, 2025 and October 28, 2026. The options are exercisable for a five-year term expiring on October 27, 2029. The fair value of the options was determined to be $458,165 using the BSM.

A summary of the Company’s stock option activity is as follows:

	Stock options outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2023	4,874,450	2.22
Granted	250,000	4.21
Exercised	(2,815,450)	1.42
Expired	(1,400,000)	3.39
Forfeited	(97,500)	4.28
Balance, December 31, 2024	811,500	3.33
Granted	562,500	3.99
Expired	(156,500)	3.80
Balance, December 31, 2025	1,217,500	3.58

A summary of the Company’s outstanding and exercisable stock options as at December 31, 2025 is as follows:

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
February 3, 2028	50,000	50,000	3.00	2.09
November 14, 2028	112,500	112,500	4.28	2.87
April 17, 2029	50,000	50,000	5.08	3.30
June 20, 2029	50,000	16,666	3.80	3.47
October 27, 2029	150,000	100,000	4.06	3.82
January 28, 2030	87,500	29,167	3.40	4.08
February 13, 2030	175,000	-	3.70	4.12
December 31, 2030	100,000	100,000	0.94	5.00
November 20, 2030	300,000	-	4.34	4.89
January 6, 2032	50,000	50,000	1.80	6.02
December 6, 2032	92,500	92,500	2.58	6.94
	1,217,500	600,833	3.58	4.38

A summary of the Company’s weighted average inputs used in the BSM to calculate the fair value of the stock options granted during the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Share price	$3.90	$4.34
Exercise price	$3.90	$4.21
Risk-free interest rate	2.82%	3.24%
Expected life (years)	5.00	5.00
Expected volatility	90.30%	91.71%
Expected annual dividend yield	0.00%	0.00%

During the year ended December 31, 2025, the Company recognized share-based payments of $815,478 (2024 - $607,048) from the vesting of stock options.

Warrants

During the year ended December 31, 2025, the Company had the following warrant transaction:

•On September 16, 2025, the Company closed a brokered private placement and issued 681,843 warrants with a fair value of $877,484 as share issuance costs. Each warrant entitles the holder to purchase one common share at a price of $3.30 per share until September 16, 2027.

A summary of the Company’s warrant activity is as follows:

	Warrants outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2024 and 2023	-	-
Issued	681,843	3.30
Exercised	(34,092)	3.30
Balance, December 31, 2025	647,751	3.30

A summary of the Company’s outstanding warrants as at December 31, 2025, is as follows:

Date of expiry	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	$	Years
September 16, 2027	647,751	3.30	1.71
	647,751	3.30	1.71

During the year ended December 31, 2025, the Company issued 34,092 common shares pursuant to the exercise of 34,092 warrants with a weighted average exercise price of $3.30 for gross proceeds of $112,504. The weighted average share price on the date of exercise for warrants during the year was $4.33 (2024: nil) per common share. The fair value of the warrants was determined to be $43,874 at initial recognition, resulting in $43,874 being transferred to share capital from reserves.

A summary of the Company’s weighted average inputs used in the BSM to calculate the fair value of the warrants granted during the year ended December 31, 2025 is as follows:

Share price	$4.04
Exercise price	$3.30
Expected life (years)	2.00
Risk-free interest rate	2.46%
Expected volatility	37.90%
Expected annual dividend yield	0.00%